INDUSTRY SEGMENTS	12 Months Ended
Dec. 31, 2010
INDUSTRY SEGMENTS [Abstract]
INDUSTRY SEGMENTS
14.	INDUSTRY SEGMENTS

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Company's chief operating decision maker is its Chief Executive Officer. Based on the foregoing, the Company has five segments that operate in three industries: Transportation, Real Estate and Agribusiness.

The Transportation Industry consists of two segments. Ocean Transportation carries freight between various U.S. Pacific Coast, major Hawaii ports, Guam, China and other Pacific ports and provides terminal, stevedoring and container equipment management services in Hawaii. Additionally, the Ocean Transportation segment has a 35 percent interest in an entity that provides terminal and stevedoring services at U.S. Pacific Coast facilities. Logistics Services arranges domestic and international rail intermodal service, long-haul and regional highway brokerage, specialized hauling, flat-bed and project work, less-than-truckload, expedited freight services, and warehousing and distribution services.

The Real Estate Industry consists of two segments. The Real Estate Sales segment generates its revenues through the development and sale of land, commercial and residential properties. The Real Estate Leasing segment owns, operates, and manages retail, office, and industrial properties. When property that was previously leased is sold, the sales revenue and operating profit are included with the Real Estate Sales segment.

Agribusiness, which consists of one segment, grows sugar cane and coffee; produces bulk raw sugar, specialty food-grade sugars, molasses, green coffee and roasted coffee; markets and distributes roasted coffee, green coffee and specialty food-grade sugars; provides general trucking services, mobile equipment maintenance and repair services in Hawaii; and generates and sells, to the extent not used in the Company's operations, electricity.

The accounting policies of the operating segments are described in the summary of significant accounting policies. Reportable segments are measured based on operating profit, exclusive of interest expense, general corporate expenses, and income taxes.

Industry segment information for 2010, 2009, and 2008 is summarized below (in millions):

For the Year	2010	2009	2008
Revenue:
Transportation:
Ocean transportation	$1,045.0	$888.6	$1,023.7
Logistics services	355.6	320.9	436.0
Less amounts reported in discontinued operations1	(28.5)	--	--
Real Estate:
Leasing	94.4	103.2	107.8
Sales	136.1	125.6	350.2
Less amounts reported in discontinued operations1	(126.7)	(136.6)	(164.6)
Agribusiness5	163.9	107.0	124.3
Reconciling Items 2	(26.3)	(16.3)	(10.7)
Total revenue	$1,613.5	$1,392.4	$1,866.7
Operating Profit:
Transportation:
Ocean transportation3	$99.4	$58.3	$105.8
Logistics services	7.2	6.7	18.5
Less amounts reported in discontinued operations1	19.3	--	--
Real Estate:
Leasing	35.3	43.2	47.8
Sales3	50.1	39.1	95.6
Less amounts reported in discontinued operations1	(54.5)	(59.2)	(77.1)
Agribusiness5	6.1	(27.8)	(12.9)
Total operating profit	162.9	60.3	177.7
Interest expense, net4	(25.5)	(25.9)	(23.7)
General corporate expenses	(23.3)	(21.8)	(21.0)
Income from continuing operations before income taxes	114.1	12.6	133.0
Income taxes	44.7	5.0	48.2
Income from continuing operations	69.4	7.6	84.8
Discontinued operations	22.7	36.6	47.6
Net income	$92.1	$44.2	$132.4

1	Prior year amounts restated for amounts treated as discontinued operations. See Notes 1 and 2 for additional information.

2	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.

3
The Ocean Transportation segment includes approximately $12.8 million, $6.2 million, and $5.2 million of equity in earnings from its investment in SSAT for 2010, 2009, and 2008, respectively. Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $19.3 million in 2010. The Real Estate Sales segment includes approximately $2.0 million and $9.0 million in equity in earnings from its various real estate joint ventures for 2010 and 2008, respectively. Equity in earnings from joint ventures in 2009 was negligible.

4	Includes Ocean Transportation interest expense of $8.2 million for 2010, $9.0 million for 2009, and $11.6 million for 2008. Substantially all other interest expense was at the parent company.

5	Includes a $4.9 million gain in 2010 related to a crop disaster relief payment for drought experienced in prior years and a $5.4 million gain recorded upon consolidation of HS&TC in 2009.

As of December 31:	2010	2009	2008
Identifiable Assets:
Ocean transportation6	$1,095.5	$1,095.2	$1,153.9
Logistics services	73.8	72.4	74.2
Real estate leasing	739.4	627.4	590.2
Real estate sales6	420.8	415.6	344.6
Agribusiness	150.3	156.8	172.2
Other	14.8	12.2	15.1
Total assets	$2,494.6	$2,379.6	$2,350.2
Capital Expenditures:
Ocean transportation	$69.4	$12.7	$35.5
Logistics services7	1.8	0.6	2.4
Real estate leasing8	164.7	108.8	100.2
Real estate sales9	0.1	0.1	0.6
Agribusiness	6.8	3.4	15.2
Other	0.3	0.3	0.8
Total capital expenditures	$243.1	$125.9	$154.7
Depreciation and Amortization:
Ocean transportation	$69.0	$67.1	$66.1
Logistics services	3.2	3.5	2.3
Real estate leasing1	20.0	17.5	13.4
Real estate sales	0.2	0.3	0.2
Agribusiness	12.7	11.9	11.5
Other	2.2	5.1	7.2
Total depreciation and amortization	$107.3	$105.4	$100.7

6
The Ocean Transportation segment includes approximately $52.9 million, $47.2 million, and $44.6 million related to its investment in SSAT as of December 31, 2010, 2009, and 2008, respectively. The Real Estate Sales segment includes approximately $274.8 million, $193.3 million, and $162.1 million related to its investment in various real estate joint ventures as of December 31, 2010, 2009, and 2008, respectively.

7
Excludes expenditures related to Matson Integrated Logistics' acquisitions, which are classified as acquisition of businesses in Cash Flows from Investing Activities within the Consolidated Statements of Cash Flows.

8	Represents gross capital additions to the leasing portfolio, including gross tax-deferred property purchases that are reflected as non-cash transactions in the Consolidated Statements of Cash Flows.

9
Excludes expenditures for real estate developments held for sale which are classified as Cash Flows from Operating Activities within the Consolidated Statements of Cash Flows. Operating cash flows for expenditures related to real estate developments were $22 million, $6 million, and $39 million for 2010, 2009, and 2008, respectively.